Business Combinations and Related Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations and Related Agreements

2. BUSINESS COMBINATIONS AND RELATED AGREEMENTS

On November 23, 2020, the Company executed a business combination agreement, dated as of November 20, 2020, with UpHealth Holdings, Inc. (“UpHealth”), and UpHealth Merger Sub, Inc., (“UpHealth Merger Sub”) (such business combination agreement, the “UpHealth BCA”, and such business combination, the “UpHealth Combination”). In addition, on November 23, 2020, the Company executed a business combination agreement, dated as of November 20, 2020, with Cloudbreak Health, LLC (“Cloudbreak”), Cloudbreak Merger Sub, LLC (“Cloudbreak Merger Sub”), Chirinjeev Kathuria and Mariya Pylypiv (collectively, the “UpHealth Significant Stockholders”) and UpHealth, and Shareholder Representative Services LLC, solely in its capacity as the representative, agent and attorney-in-fact of the Cloudbreak members (such business combination agreement, the “Cloudbreak BCA”, and such business combination, the “Cloudbreak Combination”).

The UpHealth BCA

Pursuant to the terms of the UpHealth BCA, as amended, GigCapital2 will acquire UpHealth through the statutory merger of UpHealth Merger Sub with and into UpHealth, with UpHealth surviving the merger as a wholly owned subsidiary of GigCapital2 (the “UpHealth Merger”). At the effective time of the UpHealth Merger, each share of UpHealth common stock will be canceled and converted into the right to receive a number of shares of common stock, par value $0.0001 per share, of GigCapital2 (the “GigCapital2 Common Stock”) equal to the Exchange Ratio. The Exchange Ratio will be equal to the Aggregate Merger Consideration divided by the sum of the aggregate number of shares of UpHealth common stock issued and outstanding immediately prior to the effective time of the UpHealth Merger. The Aggregate Merger Consideration shall not exceed 99,000,000 shares of GigCapital2 Common Stock, subject to certain adjustments, less the Thrasys Incentive Amount (as defined below). UpHealth has previously entered into a share purchase agreement providing for the purchase of 90% or more of the equity interests of Glocal Healthcare Systems Private Limited, a company incorporated under the laws of India (“Glocal”), with the UpHealth BCA providing for a purchase price adjustment for every 1% less than 90% of the equity interests that is owned by UpHealth upon the closing of the UpHealth Merger. UpHealth as of the date of entry into the UpHealth BCA owned approximately 43% of the equity interests of Glocal. As of May 14, 2021, UpHealth had acquired additional equity interests of Glocal such that it owned in excess of 90% of the equity interests of Glocal.

Adjustments to the Aggregate Merger Consideration will be made to the extent that the indebtedness at the closing of the UpHealth Merger less the cash and cash equivalents of UpHealth and its subsidiaries as of immediately before such time is greater than $33,850,000 (excluding any Acquisition Promissory Notes). The Acquisition Promissory Notes are promissory notes previously issued by UpHealth for its acquisitions of Thrasys, Inc., a California corporation (“Thrasys”), Behavioral Health Services, LLC, a Missouri limited liability company (“Behavioral Health Services”), TTC Healthcare, Inc., a Delaware corporation (“TTC Healthcare”), Innovations Group, Inc., a Utah corporation (“Innovations Group”) and the interests in Glocal with a maximum aggregate principal amount of $86,200,000, of which $35,500,000 is due and payable on the date that is one business day after the Closing.

Two individuals who are officers of UpHealth, and were shareholders of Thrasys prior to its merger with UpHealth, will following the closing of the UpHealth Merger, if he or she is a service provider to GigCapital2, UpHealth or any of its subsidiaries as of the date of grant, be awarded restricted stock units of GigCapital2 (the “Thrasys Incentive Amount”). The Thrasys Incentive Amount that shall be eligible to be granted shall be (a) 32.016% multiplied by (b) 15.136% multiplied by (c) the Adjusted Aggregate Merger/Incentive Amount (as defined in the UpHealth BCA). The Adjusted Aggregate Merger/Incentive Amount shall be (a) $990,000,000, subject to certain adjustments, divided by (b) $10.00. In the event that either individual ceases to be a service provider to GigCapital2, UpHealth or any of its subsidiaries as of the date of grant, the portion of the Thrasys Incentive Amount allocated to such individual will not be reallocated to the other individual. Such restricted stock units shall vest into shares of GigCapital2 Common Stock at the earlier of (i) the date that is one year after the closing of the UpHealth Merger, (ii) the date on which the last sale price of GigCapital2 Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the closing of the UpHealth Business Combination, or (iii) the date on which GigCapital2 completes a liquidation, merger, stock exchange or other similar transaction that results in all of the GigCapital2’s stockholders having the right to exchange their shares of GigCapital2 Common Stock for cash, securities or other property. If either of these individuals ceases to be a service provider to GigCapital2, UpHealth or any of its Subsidiaries prior to any vesting date, the unvested portion of the restricted stock units shall be cancelled and surrendered to GigCapital2.

The Cloudbreak BCA

Pursuant to the terms of the Cloudbreak BCA, as amended, GigCapital2 will acquire Cloudbreak through the statutory merger of Cloudbreak Merger Sub with and into Cloudbreak, with Cloudbreak surviving the merger as a wholly owned subsidiary of GigCapital2 (the “Cloudbreak Merger”). At the effective time of the Cloudbreak Merger (the “Cloudbreak Effective Time”): (i) each Common Unit (and the membership interests represented thereby) issued and outstanding immediately prior to the Cloudbreak Effective Time shall be converted into the right to receive a number of shares of GigCapital2 Common Stock equal to the Common Unit Exchange Ratio (together with any Business Combination Share Adjustment to which each Common Unit is entitled, the “Common Unit Merger Consideration”); (ii) each Series A Preferred Unit (and the membership interests represented thereby) issued and outstanding immediately prior to the Cloudbreak Effective Time shall be converted into the right to receive a number of shares of GigCapital2 Common Stock equal to the Preferred Unit Exchange Ratio (in addition to any Business Combination Share Adjustment to which each Series A Preferred Unit is entitled); and (iii) each Option that is outstanding and unexercised immediately prior to the Cloudbreak Effective Time, whether vested or unvested, shall be assumed by GigCapital2 and converted into an option to purchase a number of shares of GigCapital2 Common Stock in an amount set forth on the Allocation Schedule, which amount shall be equal to the product of (i) the number of Common Units subject to such Option, multiplied by (ii) the Common Unit Exchange Ratio (each such converted option, an “Exchanged Option”). Each holder of Exchanged Options shall also be entitled to any Business Combination Share Adjustment made pursuant to the Cloudbreak BCA. Additionally, immediately prior to the Cloudbreak Effective Time, each Common Warrant shall convert into Common Units in accordance with their terms. The aggregate number of shares of GigCapital2 Common Stock issuable at the closing of the Cloudbreak Merger, and upon the exercise of all Exchanged Options on a net exercise basis, shall equal 11,000,000 shares of GigCapital2 Common Stock.

Furthermore, in connection with the closing of the Cloudbreak Combination (the “Cloudbreak Closing”), (i) GigCapital2 has agreed to repay or cause to be repaid on behalf of Cloudbreak certain debt obligations of Cloudbreak and (ii) the Significant UpHealth Stockholders have agreed to subject 5,500,000 of their shares of GigCapital2 Common Stock (as adjusted for stock splits, combinations, reorganizations and the like) that they would receive upon the closing of the UpHealth Combination (the “UpHealth Closing”) to potential forfeiture and transfer (such transfer, the “Business Combination Share Adjustment”) to the Members in connection with a Valuation Shortfall (as defined below) on the 540th day from the Closing Date (or if such day is not a Business Day, the following Business Day) (the “Measurement Date”) as provided in the Cloudbreak BCA.

A Valuation Shortfall shall occur if the dollar volume-weighted average price for the GigCapital2 Common Stock on the New York Stock Exchange during the period beginning at 9:30 a.m., New York time, and ending at 4:00 p.m., New York time, as reported by Bloomberg through its “HP” function (set to weighted average) or if not available on Bloomberg, as reported by Morningstar (the “VWAP”) for the ten trading days preceding the Measurement Date (the “Reference VWAP”) is less than $13.64, and the amount of such Valuation Shortfall is the difference between $13.64 and the Reference VWAP. In the event that a Valuation Shortfall occurs, the amount of shares of GigCapital2 Common Stock that the Significant UpHealth Stockholders shall forfeit to the Members will be the lesser of (i) the Adjustment Amount and (ii) 5,500,000 (or, if the Adjustment Amount equals 5,500,000, the Adjustment Amount). The Adjustment Amount means the quotient (rounded up to the nearest whole number) of (A) the Aggregate Valuation Shortfall, divided by (B) the Reference VWAP. The Aggregate Valuation Shortfall means the product of (A) the amount of the Valuation Shortfall, multiplied by (B) 11,000,000. Upon the closing of the transactions, the combined company will be named UpHealth, Inc. and will continue to be listed on the NYSE under the new ticker symbol “UPH”.

Amendments to the UpHealth BCA

On January 29, 2021, the Company executed a First Amendment to the UpHealth BCA with the parties to the UpHealth BCA, solely to amend Schedule 7.06(C) of the UpHealth BCA (the “UpHealth BCA Amendment No. 1”) for the purpose of revising the formula used to calculate the Thrasys Incentive Amount as such term is used in the UpHealth BCA Amendment No. 1. The terms of the Cloudbreak BCA were not modified in connection with the UpHealth BCA Amendment No. 1.

On March 23, 2021, the Company executed a Second Amendment to the UpHealth BCA with the parties to the UpHealth BCA, solely to amend Schedule 7.06(C) of the UpHealth BCA (the “UpHealth BCA Amendment No. 2”) for the purpose of further revising the formula used to calculate the Thrasys Incentive Amount as such term is used in the UpHealth BCA Amendment No. 2. The foregoing description of the UpHealth BCA Amendment No. 2 is not complete and is subject to, and qualified in its entirety by reference to, the terms and conditions of such agreement. The terms of the Cloudbreak BCA were not modified in connection with the UpHealth BCA Amendment No. 2.

On April 23, 2021, GigCapital2 executed a Third Amendment to the UpHealth BCA with the parties to the UpHealth BCA, solely to amend Section 9.01(b) of the UpHealth BCA (the “UpHealth BCA Amendment No. 3”) for the purpose of extending the Outside Date, as such term is used in the UpHealth BCA Amendment No. 3, to June 10, 2021.

Amendment to the Cloudbreak BCA

On April 23, 2021, GigCapital2 also executed an Amendment to the Cloudbreak BCA with the parties to the Cloudbreak BCA, solely to amend Section 9.01(b) of the Cloudbreak BCA (the “Cloudbreak BCA Amendment”) for the purpose of extending the Outside Date, as such term is used in the Cloudbreak BCA Amendment, to June 10, 2021.

Termination

The UpHealth BCA and the Cloudbreak BCA each allow the parties to terminate such agreements if certain conditions described therein are satisfied. Additionally, under the Cloudbreak BCA, Cloudbreak is allowed to terminate the Cloudbreak BCA if there is less than $125,000,000 of cash and cash equivalents in the Trust Account at any time prior to the Cloudbreak Closing

PIPE Subscription Agreement

On January 20, 2021, GigCapital2 entered into subscription agreements (the “PIPE Subscription Agreements”), each dated January 20, 2021, with certain institutional investors (the “PIPE Investors”), including Oppenheimer & Co. Inc., the placement agent for the private placements under the PIPE Subscription Agreements, pursuant to which, among other things, GigCapital2 agreed to issue and sell, in private placements to close immediately prior to the closing of the Business Combinations, an aggregate of 3,000,000 shares (the “PIPE Shares”) of GigCapital2’s common stock (the “Common Stock”) to the PIPE Investors at $10.00 per share.

The obligations to consummate the subscriptions are conditioned upon, among other things, all conditions precedent to the closing of the transactions contemplated by the Note Subscription Agreements (as defined below) having been satisfied or waived, and the closing of the transaction contemplated by the PIPE Subscription Agreements occurring concurrently with the closing of the transactions contemplated by the Note Subscription Agreements.

Pursuant to the PIPE Subscription Agreements, GigCapital2 agreed that, prior to the closing of the Business Combinations, GigCapital2 will file with the Securities and Exchange Commission (“SEC”) (at GigCapital2’s sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “Resale Registration Statement”), and GigCapital2 will use its commercially reasonable efforts to have the Resale Registration Statement declared effective upon the closing of the Business Combinations, but no later than 60 calendar days (or 90 calendar days if the SEC notifies GigCapital2 that it will not review the Resale Registration Statement) after the closing of the Business Combinations, subject to customary conditions and covenants.

On February 16, 2021, the Company filed a registration statement on Form S-1 with the SEC. This registration statement registers the resale of the PIPE Shares, par value $0.0001 per share of the Common Stock of the Company, by the selling stockholders named in the prospectus (or their permitted transferees) who are to be issued the PIPE Shares in a private placement immediately prior to the closing of the Business Combinations. This registration statement was subsequently amended, with the Company filing the most recent amended registration statement on May 6, 2021.

The PIPE Shares are not issued and outstanding and the holders of the PIPE Shares will not receive any proceeds from the Trust Account established in connection with GigCapital2’s initial public offering in the event GigCapital2 does not consummate an initial Business Combination by the June 10, 2021 deadline in its current Amended and Restated Certificate of Incorporation. In the event the Business Combinations are not approved by GigCapital2 stockholders or the other conditions precedent to the consummation of the Business Combinations are not met, then the PIPE Shares will not be issued and GigCapital2 will seek to withdraw the registration statement prior to its effectiveness.

Notes Subscription Agreements and Indenture

On January 20, 2021, GigCapital2 also entered into convertible note subscription agreements (the “Note Subscription Agreements”), each dated January 20, 2021, with certain institutional investors (the “Note Investors”), pursuant to which GigCapital2 agreed to issue and sell, in a private placement to close immediately prior to the closing of the Business Combinations, $255,000,000 aggregate principal amount of unsecured convertible notes (the “Notes”).

The Notes are to be issued under an indenture to be entered into in connection with the closing of the Business Combinations, between UpHealth, Inc. (formerly GigCapital2) (“New UpHealth”) and Wilmington Trust, National Association, a national banking association, in its capacity as trustee thereunder (the “Indenture”).

The Notes will bear interest at a rate of 6.25% per annum, payable semi-annually, and be convertible into shares of Common Stock at a conversion price of $11.50 per share of Common Stock in accordance with the terms of the Indenture, and will mature five years after their issuance.

New UpHealth may, at its election, force conversion of the Notes after the first anniversary of the issuance of the Notes, subject to a holder’s prior right to convert, if the last reported sale price of the Common Stock exceeds 130% of the conversion price for at least 20 trading days during the period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter, and the 30-day average daily trading volume of the Common Stock ending on, and including, the last trading day of the applicable exercise period is greater than or equal to $2,000,000. Following certain corporate events that occur prior to the maturity date or if New UpHealth forces a mandatory conversion, New UpHealth will, in certain circumstances, increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or has its notes mandatorily converted, as the case may be. In addition, in the event that a holder of the Notes elects to convert its Notes prior to the second anniversary of the issuance of the Notes, New UpHealth will be obligated to pay an amount equal to twelve months of interest, or if on or after such second anniversary of the issuance of the Notes, any remaining amounts that would be owed to, but excluding, the third anniversary of the issuance of the Notes (the “Interest Make-Whole Payment”). The Interest Make-Whole Payment will be payable in cash or shares of the Common Stock as set forth in the Indenture.

New UpHealth will be obligated to register the shares issuable upon conversion of the Notes. GigCapital2 agreed that, within 45 days after the consummation of the Business Combinations (the “Convertible Note Resale Registration Filing Deadline”), New UpHealth will file with the SEC a registration statement (the “Convertible Note Resale Registration Statement”) registering the resale of the shares of Common Stock issuable upon conversion of the Notes (the “Convertible Note Registrable Securities”), and New UpHealth will use its commercially reasonable efforts to have the Convertible Note Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the 60th calendar day (or 90th calendar day if the SEC notifies New UpHealth that it will “review” the Convertible Note Resale Registration Statement) following the Convertible Note Resale Registration Filing Deadline.

The obligations of the Note Investors to consummate the subscriptions provided for in the Note Subscription Agreements are conditioned upon, among other things, New UpHealth (i) having received cash and cash equivalents from the issuance and sale of the Notes of an aggregate amount not less than $150,000,000 and from the issuance and sale of the Common Stock of an aggregate amount not less than $30,000,000 and (ii) having at least $50,000,000 in the trust account after giving effect to any redemptions, and all conditions precedent to the closing of the transactions contemplated by the PIPE Subscription Agreements having been satisfied or waived, and the closing under the Note Subscription Agreements occurring concurrently with the investment by the PIPE Investors.

2. Business Combinations and Related Agreements

Business Combinations

On November 23, 2020, the Company executed a business combination agreement, dated as of November 20, 2020, with UpHealth Holdings, Inc. (“UpHealth”), and UpHealth Merger Sub, Inc., (“UpHealth Merger Sub”) (such business combination agreement, the “UpHealth BCA”, and such business combination, the “UpHealth Combination”). In addition, on November 23, 2020, the Company executed a business combination agreement, dated as of November 20, 2020, with Cloudbreak Health, LLC (“Cloudbreak”), Cloudbreak Merger Sub, LLC (“Cloudbreak Merger Sub”), Chirinjeev Kathuria and Mariya Pylypiv (collectively, the “UpHealth Significant Stockholders”) and UpHealth, and Shareholder Representative Services LLC, solely in its capacity as the representative, agent and attorney-in-fact of the Cloudbreak members (such business combination agreement, the “Cloudbreak BCA”, and such business combination, the “Cloudbreak Combination”).

The UpHealth BCA

Pursuant to the terms of the UpHealth BCA, GigCapital2 will acquire UpHealth through the statutory merger of UpHealth Merger Sub with and into UpHealth, with UpHealth surviving the merger as a wholly owned subsidiary of GigCapital2 (the “UpHealth Merger”). At the effective time of the UpHealth Merger, each share of UpHealth common stock will be canceled and converted into the right to receive a number of shares of common stock, par value $0.0001 per share, of GigCapital2 (the “GigCapital2 Common Stock”) equal to the Exchange Ratio. The Exchange Ratio will be equal to the Aggregate Merger Consideration divided by the sum of the aggregate number of shares of UpHealth common stock issued and outstanding immediately prior to the effective time of the UpHealth Merger. The Aggregate Merger Consideration shall not exceed 99,000,000 shares of GigCapital2 Common Stock, subject to certain adjustments, less the Thrasys Incentive Amount (as defined below). UpHealth and each of TTC Healthcare, Inc., a Delaware corporation (“TTC Healthcare”) and Innovations Group, Inc., a Utah corporation (“Innovations Group”) previously entered into merger agreements for UpHealth to acquire each of TTC Healthcare and Innovations Group. UpHealth also has previously entered into a share purchase agreement providing for the purchase of 99% or more of the equity interests of Glocal Healthcare Systems Private Limited, a company incorporated under the laws of India (“Glocal”), and UpHealth as of the date of entry into the UpHealth BCA owns approximately 43% of the equity interests of Glocal.

The Aggregate Merger Consideration shall be reduced by approximately (a) 14,142,857 shares of GigCapital2 Common Stock, if upon the Closing, UpHealth has not completed its acquisition of Innovations Group, and (b) 99,000 shares of GigCapital2 Common Stock for each 1.0% interest of Glocal that is below 90% and that is not yet acquired by UpHealth upon the UpHealth Closing. Adjustments to the Aggregate Merger Consideration will further be made to the extent that the indebtedness at the Closing of UpHealth and the Company Subsidiaries less the cash and cash equivalents of UpHealth and the Company Subsidiaries as of immediately before such time is greater than $33,850,000 (excluding any Acquisition Promissory Notes), provided, that such amount shall be reduced by $12,550,000, if upon the UpHealth Closing, UpHealth has not completed its acquisition of Innovations Group. The Acquisition Promissory Notes are promissory notes previously issued by UpHealth for its acquisitions of Thrasys,Inc. (“Thrasys”), Behavioral Health Services, LLC (“Behavioral Health Services”), TTC Healthcare and the interests in Glocal, or to be issued by UpHealth for its acquisition of Innovations Group, with a maximum aggregate principal amount of $86,200,000; provided, that such amount shall be reduced by $30,000,000, if upon the Closing UpHealth has not completed its acquisition of Innovations Group.

Two individuals who are officers of UpHealth, and were shareholders of Thrasys prior to its merger with UpHealh, will following the UpHealth Closing, if he or she is a service provider to GigCapital2, the Surviving Corporation or any of the Company Subsidiaries as of the date of grant, be awarded restricted stock units of GigCapital2 in the amount of the Thrasys Incentive Amount.

Following the amendment of the UpHealth Business Combination Agreement on March 23, 2021, the Thrasys Incentive Amount that shall be eligible to be granted shall be (a) 32.016% multiplied by (b) 15.136% multiplied by (c) the Adjusted Aggregate Merger/Incentive Amount. The Adjusted Aggregate Merger/Incentive Amount shall be (a) $990,000,000, subject to certain adjustments, divided by (b) $10.00. In the event that either individual ceases to be a service provider to GigCapital2, the Surviving Corporation or any of the Company Subsidiaries as of the date of grant, the portion of the Thrasys Incentive Amount allocated to such individual will not be reallocated to the other individual. Such restricted stock units shall vest into shares of GigCapital2 Common Stock at the earlier of (i) the date that is one year after the UpHealth Closing, (ii) the date on which the last sale price of GigCapital2 Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the UpHealth Closing, or (iii) the date on which GigCapital2 completes a liquidation, merger, stock exchange or other similar transaction that results in all of the GigCaptial2’s stockholders having the right to exchange their shares of GigCapital2 Common Stock for cash, securities or other property. If either of these individuals ceases to be a service provider to GigCapital2, the Surviving Corporation or any of the Company Subsidiaries prior to any vesting date, the unvested portion of the restricted stock units shall be cancelled and surrendered to GigCapital2.

The Cloudbreak BCA

Pursuant to the terms of the Cloudbreak BCA, GigCapital2 will acquire Cloudbreak through the statutory merger of Cloudbreak Merger Sub with and into Cloudbreak, with Cloudbreak surviving the merger as a wholly owned subsidiary of GigCapital2 (the “Cloudbreak Merger”). At the effective time of the Cloudbreak Merger (the “Cloudbreak Effective Time”): (i) each Common Unit (and the membership interests represented thereby) issued and outstanding immediately prior to the Cloudbreak Effective Time shall be converted into the right to receive a number of shares of GigCapital2 Common Stock equal to the Common Unit Exchange Ratio (together with any Business Combination Share Adjustment to which each Common Unit is entitled, the “Common Unit Merger Consideration”); (ii) each Series A Preferred Unit (and the membership interests represented thereby) issued and outstanding immediately prior to the Cloudbreak Effective Time shall be converted into the right to receive a number of shares of GigCapital2 Common Stock equal to the Preferred Unit Exchange Ratio (in addition to any Business Combination Share Adjustment to which each Series A Preferred Unit is entitled); and (iii) each Option that is outstanding and unexercised immediately prior to the Cloudbreak Effective Time, whether vested or unvested, shall be assumed by GigCapital2 and converted into an option to purchase a number of shares of GigCapital2 Common Stock in an amount set forth on the Allocation Schedule, which amount shall be equal to the product of (i) the number of Common Units subject to such Option, multiplied by (ii) the Common Unit Exchange Ratio (each such converted option, an “Exchanged Option”). Each holder of Exchanged Options shall also be entitled to any Business Combination Share Adjustment made pursuant to the Cloudbreak BCA. Additionally, immediately prior to the Cloudbreak Effective Time, each Common Warrant shall convert into Common Units in accordance with their terms. The aggregate number of shares of GigCapital2 Common Stock issuable at the closing of the Cloudbreak Merger, and upon the exercise of all Exchanged Options on a net exercise basis, shall equal 11,000,000 shares of GigCapital2 Common Stock.

Furthermore, in connection with the closing of the Cloudbreak Combination (the “Cloudbreak Closing”), (i) GigCapital2 has agreed to repay or cause to be repaid on behalf of Cloudbreak certain debt obligations of Cloudbreak and (ii) the Significant UpHealth Stockholders have agreed to subject 5,500,000 of their shares of GigCapital2 Common Stock (as adjusted for stock splits, combinations, reorganizations and the like) that they would receive upon the closing of the Upalth Combination (the “UpHealth Closing”) to potential forfeiture and transfer (such transfer, the “Business Combination Share Adjustment”) to the Members in connection with a Valuation Shortfall on the 540th day from the Closing Date (or if such day is not a Business Day, the following Business Day) (the “Measurement Date”) as provided in the Cloudbreak BCA.

A Valuation Shortfall shall occur if the dollar volume-weighted average price for the GigCapital2 Common Stock on the New York Stock Exchange during the period beginning at 9:30 a.m., New York time, and ending at 4:00 p.m., New York time, as reported by Bloomberg through its “HP” function (set to weighted average) or if not available on Bloomberg, as reported by Morningstar (the “VWAP”) for the ten trading days preceding the Measurement Date (the “Reference VWAP”) is less than $13.64, and the amount of such Valuation Shortfall is the difference between $13.64 and the Reference VWAP. In the event that a Valuation Shortfall occurs, the amount of shares of GigCapital2 Common Stock that the Significant UpHealth Stockholders shall forfeit to the Members will be the lesser of (i) the Adjustment Amount and (ii) 5,500,000 (or, if the Adjustment Amount equals 5,500,000, the Adjustment Amount). The Adjustment Amount means the quotient (rounded up to the nearest whole number) of (A) the Aggregate Valuation Shortfall, divided by (B) the Reference VWAP. The Aggregate Valuation Shortfall means the product of (A) the amount of the Valuation Shortfall, multiplied by (B) 11,000,000. Upon the closingof the transactions, the combined company will be named UpHealth, Inc. and will continue to be listed on the NYSE under the new ticker symbol “UPH”.

Termination

The UpHealth BCA and the Cloudbreak BCA each allow the parties to terminate such agreements if certain conditions described therein are satisfied. Additionally, under the Cloudbreak BCA, Cloudbreak is allowed to terminate the Cloudbreak BCA if there is less than $125,000,000 of cash and cash equivalents in the Trust Account at any time prior to the Cloudbreak Closing.